Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Multisector Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 11.1%
Communication Services 0.6%
Expedia Group, Inc., 3.8%, 2/15/2028		55,000	53,073
Consumer Discretionary 0.7%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		60,000	58,425
Energy 4.2%
Chesapeake Energy Corp., 8.0%, 1/15/2025		65,000	66,300
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	205,140
Oasis Petroleum, Inc., 6.875%, 3/15/2022		48,000	48,480
Weatherford International Ltd., 9.875%, 2/15/2024		50,000	36,000
			355,920
Financials 0.7%
FS KKR Capital Corp., 4.75%, 5/15/2022		40,000	39,873
Synchrony Financial, 4.375%, 3/19/2024		20,000	20,258
			60,131
Industrials 1.3%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		60,000	61,494
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (c)		50,000	50,000
			111,494
Information Technology 0.7%
DXC Technology Co., 4.75%, 4/15/2027		60,000	60,942
Materials 0.1%
CF Industries, Inc., 144A, 4.5%, 12/1/2026		5,000	5,062
Real Estate 1.2%
Office Properties Income Trust:
(REIT), 4.0%, 7/15/2022		25,000	24,938
(REIT), 4.15%, 2/1/2022		30,000	30,189
(REIT), 4.25%, 5/15/2024		10,000	9,542
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		15,000	15,045
(REIT), 4.75%, 1/15/2028		20,000	20,414
			100,128
Utilities 1.6%
Southern California Edison Co., Series E, 3.7%, 8/1/2025		130,000	129,179
Total Corporate Bonds (Cost $945,708)			934,354
Mortgage-Backed Securities Pass-Throughs 8.4%
Federal National Mortgage Association:
3.5%, 4/1/2049 (c)		200,000	202,711
4.0%, 9/1/2048		488,837	507,533
Total Mortgage-Backed Securities Pass-Throughs (Cost $690,785)			710,244
Asset-Backed 2.1%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		12,310	12,522
Miscellaneous 2.0%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		108,350	109,923
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		56,682	55,928
			165,851
Total Asset-Backed (Cost $177,045)			178,373
Commercial Mortgage-Backed Securities 6.9%
Cloverleaf Cold Storage Trust, "B", Series 2019-CHL2, 144A, 1-month USD-LIBOR + 1.350%, 3.83% **, 3/15/2036		200,000	200,061
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		406,203	380,917
Total Commercial Mortgage-Backed Securities (Cost $608,742)			580,978
Collateralized Mortgage Obligations 15.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 4.821% **, 2/25/2034		29,027	29,056
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 5.025% **, 12/25/2035		31,877	32,524
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		27,719	27,646
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.486% ** , 3/25/2031		62,500	61,973
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.786% **, 8/25/2031		70,000	70,458
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.836% ** , 1/25/2031		100,000	100,415
Federal Home Loan Mortgage Corp.:
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		87,727	4,310
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		383,620	79,768
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		90,369	17,718
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.937% ** , 3/25/2049		110,000	110,036
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.936% ** , 10/25/2029		250,000	270,167
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		791,768	87,828
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		99,482	10,448
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		213,390	36,992
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		32,928	4,957
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		110,485	19,992
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		107,133	19,346
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		90,902	15,618
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 4.247% **, 4/25/2036		110,197	106,010
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.577% **, 10/25/2033		23,142	23,193
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.586% **, 9/25/2048		108,108	106,653
Wells Fargo Mortgage-Backed Securities Trust, "2A3", Series 2004-EE, 4.558% **, 12/25/2034		27,436	27,578
Total Collateralized Mortgage Obligations (Cost $1,016,461)			1,262,686
Government & Agency Obligations 37.9%
Other Government Related (d) 6.3%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	201,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		290,000	324,962
			525,962
Sovereign Bonds 13.2%
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		200,000	195,473
Republic of Angola, 144A, 9.5%, 11/12/2025		200,000	227,108
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	476	103
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	41,102
Republic of Namibia, 144A, 5.25%, 10/29/2025		200,000	191,420
Republic of Senegal, 144A, 6.25%, 7/30/2024		200,000	207,280
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	108,257
Republic of Zambia, 144A, 5.375%, 9/20/2022		200,000	142,948
			1,113,691
U.S. Treasury Obligations 18.4%
U.S. Treasury Bonds:
3.0%, 5/15/2047		20,000	20,727
3.0%, 2/15/2048		5,000	5,173
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		278,660	280,587
U.S. Treasury Notes:
1.5%, 5/31/2019		232,600	232,229
1.625%, 12/31/2019		109,000	108,327
2.625%, 8/31/2020		900,000	902,949
			1,549,992
Total Government & Agency Obligations (Cost $3,228,901)			3,189,645
Short-Term U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (e)		200,000	198,200
2.573% ***, 10/10/2019		40,000	39,505
Total Short-Term U.S. Treasury Obligations (Cost $237,666)			237,705
Loan Participations and Assignments 4.7%
Senior Loans **
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 6/24/2021		66,675	66,727
Level 3 Financing, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.736%, 2/22/2024		60,000	59,381
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.99%, 12/31/2023		5,328	5,330
NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 6/30/2023		112,556	111,411
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.934%, 8/17/2020		85,050	85,050
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.481%, 6/2/2025		69,842	69,475
Total Loan Participations and Assignments (Cost $399,412)			397,374
Convertible Bonds 2.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615% ** PIK, 10/18/2025 (f) (Cost $152,084)		152,937	164,331
		Shares	Value ($)
Common Stocks 0.3%
Industrials 0.0%
Quad Graphics, Inc.		4	47
Materials 0.3%
GEO Specialty Chemicals, Inc.* (f)		85,721	23,573
Total Common Stocks (Cost $39,455)			23,620
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $17,432)		85	3,574
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (g) (h) (Cost $59,160)		59,160	59,160
Cash Equivalents 11.6%
DWS Central Cash Management Government Fund, 2.47% (g) (Cost $974,604)		974,604	974,604
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $8,547,455)		103.5	8,716,648
Other Assets and Liabilities, Net		(3.5)	(298,763)
Net Assets		100.0	8,417,885

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (g) (h)
302,310	—	243,150	(i)	—	—	1,127	—	59,160	59,160
Cash Equivalents 11.6%
DWS Central Cash Management Government Fund, 2.47% (g)
395,710	1,578,154	999,260		—	—	3,954	—	974,604	974,604
698,020	1,578,154	1,242,410		—	—	5,081	—	1,033,764	1,033,764

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $56,478, which is 0.7% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/28/2019	12	2,546,964	2,557,125	10,161
U.S. Treasury Long Bond	USD	6/19/2019	1	145,096	149,656	4,560
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	8	1,039,784	1,062,250	22,466
Total unrealized appreciation						37,187

At March 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro-Schatz	EUR	6/6/2019	7	877,791	879,255	(1,464)

As of March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	212,125	CNY	1,426,843	4/10/2019	110	Bank of America
EUR	150,000	JPY	18,738,975	5/8/2019	828	Credit Agricole
EUR	150,000	USD	170,641	6/26/2019	1,168	Credit Agricole
Total unrealized appreciation					2,106

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CNY	1,426,916	USD	209,461	4/10/2019	(2,870)	Credit Agricole

Currency Abbreviations
ARS	Argentine Peso
CNY	Chinese Yuan
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$934,354	$—	$934,354
Mortgage-Backed Securities Pass-Throughs	—	710,244	—	710,244
Asset-Backed	—	178,373	—	178,373
Commercial Mortgage-Backed Securities	—	580,978	—	580,978
Collateralized Mortgage Obligations	—	1,262,686	—	1,262,686
Government & Agency Obligations	—	3,189,645	—	3,189,645
Short-Term U.S. Treasury Obligations	—	237,705	—	237,705
Loan Participations and Assignments	—	397,374	—	397,374
Convertible Bonds	—	—	164,331	164,331
Common Stocks (j)	47	—	23,573	23,620
Warrants	—	—	3,574	3,574
Short-Term Investments (j)	1,033,764	—	—	1,033,764
Derivatives (k)
Futures Contracts	37,187	—	—	37,187
Forward Foreign Currency Contracts	—	2,106	—	2,106
Total	$1,070,998	$7,493,465	$191,478	$8,755,941
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(1,464)	$—	$—	$(1,464)
Forward Foreign Currency Contracts	—	(2,870)	—	(2,870)
Total	$(1,464)	$(2,870)	$—	$(4,334)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participations and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2018	$56,865	$158,403	$10,724	$2,096	$228,088
Realized gain (loss)	(7)	—	—	—	(7)
Change in unrealized appreciation (depreciation)	329	(210)	12,849	1,478	14,446
Amortization premium/discount	—	5	—	—	5
Purchases/PIK	—	6,133	—	—	6,133
(Sales)	(57,187)	—	—	—	(57,187)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of March 31, 2019	$—	$164,331	$23,573	$3,574	$191,478
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2019	$—	$(210)	$12,849	$1,478	$14,117

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Convertible Bonds:
Materials	$164,331	Option Pricing Model	Implied Volatility of Option	41%
			Discount Rate	18.93%
			EV/EBITDA Multiple	6.45
			Discount for lack of marketability	8.5%
Common Stocks:
Materials	$23,573	Market Approach	EV/EBITDA Multiple	6.45
			Discount for lack of marketability	8.5%
Warrants:
Materials	$3,574	Black Scholes Option Pricing Model	Implied Volatility of Option	25.33%
			Illiquidity Discount	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s convertible bond investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability; implied volatility of option; and discount rate. A significant change in the EV to EBITDA ratio and implied volatility of option may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability and discount rate are unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ (764)
Interest Rate Contracts	$ 35,723	$ —